Other investments	6 Months Ended
Jun. 30, 2019
Other investments
17 Other investments
end of	2Q19	1Q19	4Q18
Other investments (CHF million)
Equity method investments	2,392	2,469	2,467
Equity securities (without a readily determinable fair value) [1]	1,360	1,132	1,207
of which at net asset value	622	442	530
of which at measurement alternative	255	248	227
of which at fair value	248	205	208
of which at cost less impairment	235	237	242
Real estate held-for-investment [2]	79	79	79
Life finance instruments [3]	1,155	1,159	1,137
Total other investments	4,986	4,839	4,890
1
Includes private equity, hedge funds and restricted stock investments as well as certain investments in non-marketable mutual funds for which the Group has neither significant influence nor control over the investee.

2 As of the end of 2Q19, 1Q19 and 4Q18, real estate held for investment included foreclosed or repossessed real estate of CHF 3 million, all related to residential real estate.
3 Includes life settlement contracts at investment method and single premium immediate annuity contracts.
Equity securities at measurement alternative – impairments and adjustments
in / end of	6M19	Cumulative	6M18
Impairments and adjustments (CHF million)
Impairments and downward adjustments	0	(7)	(3)
Upward adjustments	11	11	0
> Refer to “Note 31 – Financial instruments” for further information on equity securities without a readily determinable fair value.
No impairments were recorded on real estate held-for-investments in 2Q19, 1Q19, 2Q18, 6M19 and 6M18, respectively.
Accumulated depreciation related to real estate held-for-investment amounted to CHF  32 million, CHF  32 million and CHF  31 million for 2Q19, 1Q19 and 4Q18, respectively.

Bank
Other investments
16 Other investments
end of	6M19	2018
Other investments (CHF million)
Equity method investments	2,380	2,429
Equity securities (without a readily determinable fair value) [1]	1,356	1,202
of which at net asset value	620	526
of which at measurement alternative	254	227
of which at fair value	248	208
of which at cost less impairment	234	241
Real estate held-for-investment [2]	55	56
Life finance instruments [3]	1,155	1,137
Total other investments	4,946	4,824
1
Includes private equity, hedge funds and restricted stock investments as well as certain investments in non-marketable mutual funds for which the Bank has neither significant influence nor control over the investee.

2 As of the end of 6M19 and 2018, real estate held for investment included foreclosed or repossessed real estate of CHF 3 million, all related to residential real estate.
3 Includes life settlement contracts at investment method and SPIA contracts.
Equity securities at measurement alternative – impairments and adjustments
in / end of	6M19	Cumulative	6M18
Impairments and adjustments (CHF million)
Impairments and downward adjustments	0	(7)	(3)
Upward adjustments	11	11	0
> Refer to “Note 30 – Financial instruments” for further information on equity securities without a readily determinable fair value.
No impairments were recorded on real estate held-for-investment in 6M19 and 6M18.
Accumulated depreciation related to real estate held-for-investment amounted to CHF  28 million and CHF  27 million for 6M19 and 2018, respectively.